Document and Entity Information	Dec. 22, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Executive Network Partnering Corp
Amendment Flag	false
Entity Central Index Key	0001816261
Document Type	8-K
Document Period End Date	Dec. 22, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39521
Entity Tax Identification Number	85-1669324
Entity Address, Address Line One	137 Newbury Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(857)
Local Phone Number	362-9205
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	CAPS™, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	ENPC.U
Security Exchange Name	NYSE
Class B And Class F Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ENPC
Security Exchange Name	NYSE
Class A Common Stock And Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ENPC WS
Security Exchange Name	NYSE